UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03084

Exact name of registrant as specified in charter:	Prudential Jennison Small Company Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French 655 Broad Street, 17th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2022

Date of reporting period:	3/31/2022

Item 1 – Reports to Stockholders

PGIM JENNISON SMALL COMPANY FUND

SEMIANNUAL REPORT

MARCH 31, 2022

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

Table of Contents

Letter from the President	3

Your Fund’s Performance	4

Fees and Expenses	7

Holdings and Financial Statements	9

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of March 31, 2022 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser.Both are Prudential Financial companies. © 2022 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Jennison Small Company Fund informative and useful. The report covers performance for the six-month period ended March 31, 2022.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Small Company Fund

May 15, 2022

PGIM Jennison Small Company Fund    3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 3/31/22 (without sales charges)	Average Annual Total Returns as of 3/31/22 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception(%)

Class A	-0.92	1.94	12.59	11.96	—

Class C	-1.28	6.06	13.10	11.81	—

Class R	-1.01	7.66	13.65	12.38	—

Class Z	-0.73	8.22	14.24	12.93	—

Class R2	-0.95	7.84	N/A	N/A	13.42 (11/28/2017)

Class R4	-0.78	8.11	N/A	N/A	13.75 (11/28/2017)

Class R6	-0.71	8.32	14.40	13.12	—

Russell 2500 Index

	-2.22	0.34	11.57	12.09	—

S&P SmallCap 600 Index

	-0.30	1.23	10.89	12.56	—

Average Annual Total Returns as of 3/31/22 Since Inception (%)

Class R2, Class R4 (11/28/2017)

Russell 2500 Index	10.49

S&P SmallCap 600 Index	9.62

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6

Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase.	None	None	None	None	None

Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30%	1.00%	0.75% (0.50% currently)	None	0.25%	None	None

Shareholder service fees	None	None	None	None	0.10%*	0.10%*	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definitions

Russell 2500 Index—The Russell 2500 Index is an unmanaged index that measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which represents approximately 20% of the total market capitalization of the Russell 3000 Index.

S&P SmallCap 600 Index*—The S&P SmallCap 600 Index is an unmanaged, capital-weighted index of 600 smaller company US common stocks that cover all industry sectors. It gives a broad look at how US small-cap stock prices have performed.

*The S&P SmallCap 600 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright ©2022 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

PGIM Jennison Small Company Fund    5

Your Fund’s Performance  (continued)

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Presentation of Fund Holdings as of 3/31/22

Ten Largest Holdings	Line of Business	% of Net Assets

PDC Energy,Inc.	Oil, Gas & Consumable Fuels	2.4%

Performance Food Group Co.	Food & Staples Retailing	2.0%

Molina Healthcare, Inc.	Health Care Providers & Services	1.7%

Horizon Therapeutics plc	Biotechnology	1.7%

Trinity Industries, Inc.	Machinery	1.7%

Alleghany Corp.	Insurance	1.7%

Gaming &Leisure Properties, Inc.	Equity Real Estate Investment Trusts (REITs)	1.7%

Saia, Inc.	Road & Rail	1.7%

Targa Resources Corp.	Oil, Gas & Consumable Fuels	1.6%

Independence Realty Trust, Inc.	Equity Real Estate Investment Trusts (REITs)	1.5%

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended March 31, 2022. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 =8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Jennison Small Company Fund    7

Fees and Expenses  (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Small Company Fund		Beginning Account Value October 1, 2021	Ending Account Value March 31, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$ 990.80	1.12%	$5.56

	Hypothetical	$1,000.00	$1,019.35	1.12%	$5.64

Class C	Actual	$1,000.00	$ 987.20	1.90%	$9.41

	Hypothetical	$1,000.00	$1,015.46	1.90%	$9.55

Class R	Actual	$1,000.00	$ 989.90	1.34%	$6.65

	Hypothetical	$1,000.00	$1,018.25	1.34%	$6.74

Class Z	Actual	$1,000.00	$ 992.70	0.81%	$4.02

	Hypothetical	$1,000.00	$1,020.89	0.81%	$4.08

Class R2	Actual	$1,000.00	$ 990.50	1.18%	$5.86

	Hypothetical	$1,000.00	$1,019.05	1.18%	$5.94

Class R4	Actual	$1,000.00	$ 992.20	0.93%	$4.62

	Hypothetical	$1,000.00	$1,020.29	0.93%	$4.68

Class R6	Actual	$1,000.00	$ 992.90	0.69%	$3.43

	Hypothetical	$1,000.00	$1,021.49	0.69%	$3.48

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2022, and divided by the 365 days in the Fund’s fiscal year ending September 30, 2022 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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 Schedule of Investments  (unaudited)

  as of March 31, 2022

Description	Shares	Value

LONG-TERM INVESTMENTS 95.7%

COMMON STOCKS

Aerospace & Defense 0.8%

Spirit AeroSystems Holdings, Inc. (Class A Stock)	351,014	$17,161,074

Airlines 0.7%

Sun Country Airlines Holdings, Inc.*	554,933	14,528,146

Automobiles 0.0%

Electric Last Mile Solutions, Inc.*	760,000	1,086,800

Banks 6.6%

BankUnited, Inc.(a)	405,764	17,837,385
East West Bancorp, Inc.	240,460	19,001,149
Eastern Bankshares, Inc.	898,222	19,347,702
Enterprise Financial Services Corp.	285,828	13,522,523
First Bancorp	312,532	13,054,462
PacWest Bancorp	374,933	16,170,860
Pinnacle Financial Partners, Inc.	307,369	28,302,538
Wintrust Financial Corp.	201,310	18,707,738

		145,944,357

Biotechnology 4.5%

Amicus Therapeutics, Inc.*	253,143	2,397,264
Apellis Pharmaceuticals, Inc.*	468,379	23,798,337
Argenx SE (Netherlands), ADR*	71,310	22,484,756
Horizon Therapeutics PLC*	365,471	38,451,204
Intellia Therapeutics, Inc.*	159,054	11,558,454

		98,690,015

Building Products 2.1%

Armstrong World Industries, Inc.	144,206	12,979,982
JELD-WEN Holding, Inc.*	937,466	19,011,811
Zurn Water Solutions Corp.	384,546	13,612,928

		45,604,721

Capital Markets 4.0%

AssetMark Financial Holdings, Inc.*	455,705	10,139,436
Bridge Investment Group Holdings, Inc. (Class A Stock)	789,107	16,058,328
Brightsphere Investment Group, Inc.(a)	759,708	18,422,919
Focus Financial Partners, Inc. (Class A Stock)*	437,402	20,006,768

See Notes to Financial Statements.

PGIM Jennison Small Company Fund    9

 Schedule of Investments  (unaudited) (continued)

  as of March 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Capital Markets (cont’d.)

Lazard Ltd. (Class A Stock)	471,158	$16,254,951
Open Lending Corp. (Class A Stock)*(a)	397,707	7,520,639

		88,403,041

Chemicals 1.3%

Avient Corp.	624,825	29,991,600

Commercial Services & Supplies 1.2%

GFL Environmental, Inc. (Canada)(a)	422,317	13,742,195
Harsco Corp.*	1,027,873	12,581,166

		26,323,361

Communications Equipment 0.7%

Ciena Corp.*	248,733	15,080,682

Construction & Engineering 3.6%

Great Lakes Dredge & Dock Corp.*	2,147,476	30,129,088
Quanta Services, Inc.	154,093	20,280,180
WillScot Mobile Mini Holdings Corp.*(a)	752,391	29,441,060

		79,850,328

Construction Materials 1.1%

Summit Materials, Inc. (Class A Stock)*	752,600	23,375,756

Containers & Packaging 1.0%

Crown Holdings, Inc.	173,636	21,720,127

Electric Utilities 0.2%

PNM Resources, Inc.	101,918	4,858,431

Electrical Equipment 0.7%

Regal Rexnord Corp.	105,558	15,704,919

Electronic Equipment, Instruments & Components 1.1%

Littelfuse, Inc.	100,528	25,072,689

Energy Equipment & Services 0.4%

Patterson-UTI Energy, Inc.	595,790	9,222,829

Equity Real Estate Investment Trusts (REITs) 6.5%

Cousins Properties, Inc.	506,271	20,397,659

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Equity Real Estate Investment Trusts (REITs) (cont’d.)

Gaming & Leisure Properties, Inc.	782,347	$36,715,545
Independence Realty Trust, Inc.	1,284,752	33,968,843
National Storage Affiliates Trust	139,086	8,729,037
Plymouth Industrial REIT, Inc.	388,461	10,527,293
Retail Opportunity Investments Corp.	647,391	12,552,911
Summit Hotel Properties, Inc.*	2,198,511	21,897,170

		144,788,458

Food & Staples Retailing 2.6%

BJ’s Wholesale Club Holdings, Inc.*	194,699	13,163,599
Performance Food Group Co.*	883,834	44,995,989

		58,159,588

Food Products 2.0%

Adecoagro SA (Brazil)*	921,415	11,130,693
Darling Ingredients, Inc.*	411,965	33,113,747

		44,244,440

Health Care Equipment & Supplies 2.4%

Envista Holdings Corp.*(a)	367,494	17,900,633
Inari Medical, Inc.*(a)	130,934	11,867,858
Outset Medical, Inc.*(a)	307,436	13,957,594
Silk Road Medical, Inc.*	248,327	10,253,422

		53,979,507

Health Care Providers & Services 3.8%

Acadia Healthcare Co., Inc.*	423,435	27,747,696
Molina Healthcare, Inc.*	115,317	38,468,598
Progyny, Inc.*(a)	352,183	18,102,206

		84,318,500

Health Care Technology 0.6%

Definitive Healthcare Corp.*(a)	423,160	10,430,894
Sophia Genetics SA (Switzerland)*(a)	493,825	3,817,267

		14,248,161

Hotels, Restaurants & Leisure 2.0%

Bally’s Corp.*(a)	287,162	8,827,360
Bloomin’ Brands, Inc.(a)	954,440	20,940,413

See Notes to Financial Statements.

PGIM Jennison Small Company Fund    11

Schedule of Investments  (unaudited) (continued)

as of March 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure (cont’d.)

Penn National Gaming, Inc.*(a)	225,995	$9,586,708
Rush Street Interactive, Inc.*(a)	629,243	4,574,597

		43,929,078

Household Durables 1.6%

Century Communities, Inc.	320,151	17,150,489
Toll Brothers, Inc.	388,535	18,268,916

		35,419,405

Independent Power & Renewable Electricity Producers 0.8%

NextEra Energy Partners LP	223,226	18,608,119

Insurance 5.3%

Alleghany Corp.*	44,472	37,667,784
Axis Capital Holdings Ltd.	526,164	31,817,137
RenaissanceRe Holdings Ltd. (Bermuda)	129,441	20,517,693
Ryan Specialty Group Holdings, Inc. (Class A Stock)*(a)	718,404	27,866,891

		117,869,505

IT Services 4.2%

Evo Payments, Inc. (Class A Stock)*	462,359	10,675,870
Globant SA*	67,460	17,679,242
Shift4 Payments, Inc. (Class A Stock)*(a)	400,714	24,816,218
TELUS International CDA, Inc. (Philippines)*	650,311	16,069,185
WEX, Inc.*	128,376	22,908,697

		92,149,212

Leisure Products 1.3%

Brunswick Corp.	349,764	28,292,410

Machinery 5.6%

Colfax Corp.*	561,426	22,339,140
Energy Recovery, Inc.*	219,106	4,412,795
Enerpac Tool Group Corp.	741,347	16,228,086
Gates Industrial Corp. PLC*(a)	924,294	13,919,868
Nordson Corp.	46,433	10,544,006
Trinity Industries, Inc.	1,099,392	37,775,109
Westinghouse Air Brake Technologies Corp.	184,886	17,780,486

		122,999,490

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Media 0.4%

Cardlytics, Inc.*(a)	177,476	$9,757,630

Metals & Mining 0.3%

ERO Copper Corp. (Brazil)*	496,527	7,272,255

Mortgage Real Estate Investment Trusts (REITs) 1.2%

Ladder Capital Corp.	757,397	8,990,302
Starwood Property Trust, Inc.	687,728	16,622,386

		25,612,688

Multi-Utilities 1.2%

CenterPoint Energy, Inc.	881,545	27,010,539

Oil, Gas & Consumable Fuels 4.7%

Oasis Petroleum, Inc.	109,157	15,969,669
PDC Energy, Inc.(a)	721,202	52,416,962
Targa Resources Corp.(a)	483,334	36,477,217

		104,863,848

Pharmaceuticals 1.4%

Jazz Pharmaceuticals PLC*(a)	124,871	19,438,669
Revance Therapeutics, Inc.*	553,948	10,801,986

		30,240,655

Professional Services 1.2%

ASGN, Inc.*	178,242	20,802,624
HireRight Holdings Corp.*	308,643	5,277,795

		26,080,419

Real Estate Management & Development 1.0%

Howard Hughes Corp. (The)*	209,161	21,671,171

Road & Rail 1.7%

Saia, Inc.*	150,260	36,636,393

Semiconductors & Semiconductor Equipment 2.8%

MACOM Technology Solutions Holdings, Inc.*	81,448	4,876,292
MaxLinear, Inc.*(a)	109,125	6,367,444

See Notes to Financial Statements.

PGIM Jennison Small Company Fund    13

Schedule of Investments  (unaudited) (continued)

as of March 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment (cont’d.)

Tower Semiconductor Ltd. (Israel)*	643,014	$31,121,877
Universal Display Corp.(a)	113,903	19,016,106

		61,381,719

Software 4.9%

Clear Secure, Inc. (Class A Stock)*(a)	485,223	13,042,794
Descartes Systems Group, Inc. (The) (Canada)*	115,312	8,447,757
Five9, Inc.*	65,690	7,252,176
KnowBe4, Inc. (Class A Stock)*(a)	667,883	15,374,667
LiveVox Holdings, Inc.*	1,022,022	3,086,506
PagerDuty, Inc.*	476,151	16,279,603
Smartsheet, Inc. (Class A Stock)*	326,761	17,899,967
Sprout Social, Inc. (Class A Stock)*(a)	191,922	15,376,791
Varonis Systems, Inc.*	256,866	12,211,410

		108,971,671

Specialty Retail 1.0%

Burlington Stores, Inc.*(a)	36,949	6,730,999
Citi Trends, Inc.*(a)	238,926	7,317,109
Warby Parker, Inc. (Class A Stock)*(a)	272,048	9,197,943

		23,246,051

Textiles, Apparel & Luxury Goods 2.6%

Kontoor Brands, Inc.	427,158	17,662,983
On Holding AG (Switzerland) (Class A Stock)*(a)	342,294	8,639,501
Ralph Lauren Corp.(a)	269,341	30,554,042

		56,856,526

Thrifts & Mortgage Finance 0.6%

WSFS Financial Corp.	292,490	13,635,884

Trading Companies & Distributors 1.2%

Core & Main, Inc. (Class A Stock)*(a)	458,570	11,092,808
Rush Enterprises, Inc. (Class A Stock)(a)	293,479	14,941,016

		26,033,824

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Water Utilities 0.8%

Essential Utilities, Inc.	345,440	$17,662,347

TOTAL LONG-TERM INVESTMENTS (cost $1,717,194,441)		2,118,558,369

SHORT-TERM INVESTMENTS 15.6%

AFFILIATED MUTUAL FUND 11.4%
PGIM Institutional Money Market Fund (cost $251,075,571; includes $ 251,027,080 of cash collateral for securities on loan)(b)(wa)	251,356,985	251,130,764

UNAFFILIATED FUND 4.2%
Dreyfus Government Cash Management (Institutional Shares) (cost $93,861,257)	93,861,257	93,861,257

TOTAL SHORT-TERM INVESTMENTS (cost $344,936,828)		344,992,021

TOTAL INVESTMENTS 111.3% (cost $2,062,131,269)		2,463,550,390
Liabilities in excess of other assets (11.3)%		(250,880,286)

NET ASSETS 100.0%		$2,212,670,104

Below is a list of the abbreviation(s) used in the semiannual report:

ADR—American Depositary Receipt

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $241,755,574; cash collateral of $251,027,080 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

See Notes to Financial Statements.

PGIM Jennison Small Company Fund    15

Schedule of Investments  (unaudited) (continued)

as of March 31, 2022

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$17,161,074	$—	$—
Airlines	14,528,146	—	—
Automobiles	1,086,800	—	—
Banks	145,944,357	—	—
Biotechnology	98,690,015	—	—
Building Products	45,604,721	—	—
Capital Markets	88,403,041	—	—
Chemicals	29,991,600	—	—
Commercial Services & Supplies	26,323,361	—	—
Communications Equipment	15,080,682	—	—
Construction & Engineering	79,850,328	—	—
Construction Materials	23,375,756	—	—
Containers & Packaging	21,720,127	—	—
Electric Utilities	4,858,431	—	—
Electrical Equipment	15,704,919	—	—
Electronic Equipment, Instruments & Components	25,072,689	—	—
Energy Equipment & Services	9,222,829	—	—
Equity Real Estate Investment Trusts (REITs)	144,788,458	—	—
Food & Staples Retailing	58,159,588	—	—
Food Products.	44,244,440	—	—
Health Care Equipment & Supplies	53,979,507	—	—
Health Care Providers & Services	84,318,500	—	—
Health Care Technology	14,248,161	—	—
Hotels, Restaurants & Leisure	43,929,078	—	—
Household Durables	35,419,405	—	—
Independent Power & Renewable Electricity Producers	18,608,119	—	—
Insurance	117,869,505	—	—
IT Services	92,149,212	—	—
Leisure Products	28,292,410	—	—
Machinery	122,999,490	—	—
Media	9,757,630	—	—
Metals & Mining	7,272,255	—	—

See Notes to Financial Statements.

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Mortgage Real Estate Investment Trusts (REITs)	$25,612,688	$—	$—
Multi-Utilities	27,010,539	—	—
Oil, Gas & Consumable Fuels	104,863,848	—	—
Pharmaceuticals	30,240,655	—	—
Professional Services	26,080,419	—	—
Real Estate Management & Development	21,671,171	—	—
Road & Rail	36,636,393	—	—
Semiconductors & Semiconductor Equipment	61,381,719	—	—
Software	108,971,671	—	—
Specialty Retail	23,246,051	—	—
Textiles, Apparel & Luxury Goods	56,856,526	—	—
Thrifts & Mortgage Finance	13,635,884	—	—
Trading Companies & Distributors	26,033,824	—	—
Water Utilities	17,662,347	—	—
Short-Term Investments
Affiliated Mutual Fund	251,130,764	—	—
Unaffiliated Fund	93,861,257	—	—

Total	$2,463,550,390	$—	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2022 were as follows:

Affiliated Mutual Fund (11.3% represents investments purchased with collateral from securities on loan)	11.4%
Banks	6.6
Equity Real Estate Investment Trusts (REITs)	6.5
Machinery	5.6
Insurance	5.3
Software	4.9
Oil, Gas & Consumable Fuels	4.7
Biotechnology	4.5
Unaffiliated Fund	4.2
IT Services	4.2
Capital Markets	4.0
Health Care Providers & Services	3.8
Construction & Engineering	3.6
Semiconductors & Semiconductor Equipment	2.8
Food & Staples Retailing	2.6
Textiles, Apparel & Luxury Goods	2.6

Health Care Equipment & Supplies	2.4%
Building Products	2.1
Food Products	2.0
Hotels, Restaurants & Leisure	2.0
Road & Rail	1.7
Household Durables	1.6
Pharmaceuticals	1.4
Chemicals	1.3
Leisure Products	1.3
Multi-Utilities	1.2
Commercial Services & Supplies	1.2
Professional Services	1.2
Trading Companies & Distributors	1.2
Mortgage Real Estate Investment Trusts (REITs)	1.2
Electronic Equipment, Instruments & Components	1.1
Construction Materials	1.1
Specialty Retail	1.0
Containers & Packaging	1.0

See Notes to Financial Statements.

PGIM Jennison Small Company Fund    17

Schedule of Investments  (unaudited) (continued)

as of March 31, 2022

Industry Classification (continued):

Real Estate Management & Development	1.0%
Independent Power & Renewable Electricity Producers	0.8
Water Utilities	0.8
Aerospace & Defense	0.8
Electrical Equipment	0.7
Communications Equipment	0.7
Airlines	0.7
Health Care Technology	0.6
Thrifts & Mortgage Finance	0.6
Media	0.4
Energy Equipment & Services	0.4

Metals & Mining	0.3%
Electric Utilities	0.2
Automobiles	0.0 *

111.3
Liabilities in excess of other assets	(11.3)

100.0%

* Less than +/- 0.05%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$241,755,574	$(241,755,574)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

Statement of Assets and Liabilities  (unaudited)

as of March 31, 2022

Assets

Investments at value, including securities on loan of $241,755,574:
Unaffiliated investments (cost $1,811,055,698)	$2,212,419,626
Affiliated investments (cost $251,075,571)	251,130,764
Receivable for investments sold	8,206,629
Receivable for Fund shares sold	2,008,652
Dividends receivable	1,487,128
Tax reclaim receivable	5,194
Prepaid expenses	5,949

Total Assets	2,475,263,942

Liabilities

Payable to broker for collateral for securities on loan	251,027,080
Payable for investments purchased	6,053,112
Payable for Fund shares purchased	3,559,176
Management fee payable	1,239,912
Accrued expenses and other liabilities	397,953
Distribution fee payable	224,146
Affiliated transfer agent fee payable	92,459

Total Liabilities	262,593,838

Net Assets	$2,212,670,104

Net assets were comprised of:
Common stock, at par	$988,493
Paid-in capital in excess of par	1,694,940,597
Total distributable earnings (loss)	516,741,014

Net assets, March 31, 2022	$2,212,670,104

See Notes to Financial Statements.

PGIM Jennison Small Company Fund    19

Statement of Assets and Liabilities  (unaudited)

as of March 31, 2022

Class A

Net asset value and redemption price per share, ($577,507,911 ÷ 28,279,628 shares of common stock issued and outstanding)	$20.42
Maximum sales charge (5.50% of offering price)	1.19

Maximum offering price to public	$21.61

Class C
Net asset value, offering price and redemption price per share, ($18,372,640 ÷ 671,701 shares of common stock issued and outstanding)(a)	$27.35

Class R
Net asset value, offering price and redemption price per share, ($145,665,017 ÷ 7,607,142 shares of common stock issued and outstanding)	$19.15

Class Z
Net asset value, offering price and redemption price per share, ($487,419,042 ÷ 20,285,207 shares of common stock issued and outstanding)	$24.03

Class R2
Net asset value, offering price and redemption price per share, ($5,204,694 ÷ 228,662 shares of common stock issued and outstanding)	$22.76

Class R4
Net asset value, offering price and redemption price per share, ($860,161 ÷ 37,262 shares of common stock issued and outstanding)	$23.08

Class R6
Net asset value, offering price and redemption price per share, ($977,640,639 ÷ 41,739,699 shares of common stock issued and outstanding)	$23.42

(a)	On December 27, 2021, the Fund declared a 4 to 1 reverse stock split for Class C shares. The shares outstanding have been restated to reflect the share conversion ratio of 0.25.

See Notes to Financial Statements.

Statement of Operations  (unaudited)

Six Months Ended March 31, 2022

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $2,984 foreign withholding tax)	$9,729,877
Income from securities lending, net (including affiliated income of $58,325)	285,069
Affiliated dividend income	23,954

Total income	10,038,900

Expenses
Management fee	7,500,862
Distribution fee(a)	1,610,813
Shareholder servicing fees(a)	3,058
Transfer agent’s fees and expenses (including affiliated expense of $271,316)(a)	810,688
Custodian and accounting fees	75,352
Registration fees(a)	49,516
Shareholders’ reports	42,233
Directors’ fees	18,799
Legal fees and expenses	14,337
Audit fee	12,391
Miscellaneous	20,725

Total expenses	10,158,774
Less: Fee waiver and/or expense reimbursement(a)	(6,741)
Distribution fee waiver(a)	(197,318)

Net expenses	9,954,715

Net investment income (loss)	84,185

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on investment transactions (including affiliated of $(60,400))	141,084,417
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $20,873)	(161,810,879)

Net gain (loss) on investment transactions	(20,726,462)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(20,642,277)

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Distribution fee	909,415	102,679	591,954	—	6,765	—	—
Shareholder servicing fees	—	—	—	—	2,706	352	—
Transfer agent’s fees and expenses	392,484	14,614	114,098	280,292	4,309	708	4,183
Registration fees	12,461	7,600	3,165	9,116	3,052	2,989	11,133
Fee waiver and/or expense reimbursement	—	—	—	—	(3,542)	(3,199)	—
Distribution fee waiver	—	—	(197,318)	—	—	—	—

See Notes to Financial Statements.

PGIM Jennison Small Company Fund    21

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended March 31, 2022	Year Ended September 30, 2021

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$84,185	$(3,294,830)
Net realized gain (loss) on investment transactions	141,084,417	641,882,440
Net change in unrealized appreciation (depreciation) on investments	(161,810,879)	257,157,543

Net increase (decrease) in net assets resulting from operations	(20,642,277)	895,745,153

Dividends and Distributions
Distributions from distributable earnings
Class A	(174,559,454)	(71,496,891)
Class C	(4,769,099)	(8,125,067)
Class R	(47,410,255)	(23,155,654)
Class Z	(121,470,127)	(62,380,614)
Class R2	(1,393,766)	(939,522)
Class R4	(179,466)	(260,414)
Class R6	(241,822,838)	(85,914,768)

	(591,605,005)	(252,272,930)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	337,051,417	492,817,812
Net asset value of shares issued in reinvestment of dividends and distributions	566,459,157	231,184,667
Cost of shares purchased	(279,483,769)	(852,999,942)

Net increase (decrease) in net assets from Fund share transactions	624,026,805	(128,997,463)

Total increase (decrease)	11,779,523	514,474,760

Net Assets:

Beginning of period	2,200,890,581	1,686,415,821

End of period	$2,212,670,104	$2,200,890,581

See Notes to Financial Statements.

Financial Highlights  (unaudited)

Class A Shares
	Six Months
	Ended
	March 31,		Year Ended September 30,

	2022		2021	2020		2019	2018	2017

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$28.33		$20.68	$21.08		$26.83	$25.80	$22.65
Income (loss) from investment operations:
Net investment income (loss)	(0.03	)(b)	(0.10)	(0.04	)(b)	(0.06)	(0.04)	0.03
Net realized and unrealized gain (loss) on investment transactions	0.30	(c)	11.23	1.55		(1.94)	3.14	4.35
Total from investment operations	0.27		11.13	1.51		(2.00)	3.10	4.38
Less Dividends and Distributions:
Dividends from net investment income	-		-	-		(0.05)	(0.02)	(0.15)
Distributions from net realized gains	(8.18)		(3.48)	(1.91)		(3.70)	(2.05)	(1.08)
Total dividends and distributions	(8.18)		(3.48)	(1.91)		(3.75)	(2.07)	(1.23)
Net asset value, end of period	$20.42		$28.33	$20.68		$21.08	$26.83	$25.80
Total Return(d):	(0.92)%		58.28%	7.29%		(5.91)%	12.77%	20.09%

Ratios/Supplemental Data:
Net assets, end of period (000)	$577,508		$616,160	$447,491		$520,351	$719,750	$793,676
Average net assets (000)	$607,942		$575,482	$449,980		$577,174	$777,206	$790,047
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement	1.12	%(g)	1.13%	1.18%		1.17%	1.13%	1.13%
Expenses before waivers and/or expense reimbursement	1.12	%(g)	1.13%	1.18%		1.17%	1.13%	1.13%
Net investment income (loss)	(0.22	)%(g)	(0.38)%	(0.21)%		(0.27)%	(0.15)%	0.14%
Portfolio turnover rate(h)	32%		64%	58%		30%	43%	41%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Small Company Fund    23

Financial Highlights  (unaudited) (continued)

Class C Shares
	Six Months
	Ended
	March 31,		Year Ended September 30,

	2022(a)		2021(a)	2020(a)		2019(a)	2018(a)	2017(a)

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$35.44		$33.72	$38.88		$59.08	$60.76	$55.40
Income (loss) from investment operations:
Net investment income (loss)	(0.16	)(c)	(0.36)	(0.28	)(c)	(0.44)	(0.48)	(0.32)
Net realized and unrealized gain (loss) on investment transactions	0.25	(d)	16.00	2.76		(4.92)	7.00	10.36
Total from investment operations	0.09		15.64	2.48		(5.36)	6.52	10.04
Less Dividends and Distributions:
Dividends from net investment income	-		-	-		(0.04)	-	(0.36)
Distributions from net realized gains	(8.18)		(13.92)	(7.64)		(14.80)	(8.20)	(4.32)
Total dividends and distributions	(8.18)		(13.92)	(7.64)		(14.84)	(8.20)	(4.68)
Net asset value, end of period	$27.35		$35.44	$33.72		$38.88	$59.08	$60.76
Total Return(e):	(1.28)%		57.01%	6.54%		(6.32)%	11.98%	19.27%

Ratios/Supplemental Data:
Net assets, end of period (000)	$18,373		$21,421	$21,468		$34,527	$76,121	$84,667
Average net assets (000)	$20,592		$23,032	$26,313		$51,231	$80,999	$94,592
Ratios to average net assets(f)(g):
Expenses after waivers and/or expense reimbursement	1.90	%(h)	1.88%	1.89%		1.86%	1.81%	1.83%
Expenses before waivers and/or expense reimbursement	1.90	%(h)	1.88%	1.89%		1.86%	1.81%	1.83%
Net investment income (loss)	(1.01	)%(h)	(1.11)%	(0.89)%		(1.03)%	(0.82)%	(0.55)%
Portfolio turnover rate(i)	32%		64%	58%		30%	43%	41%

(a)

The Fund had a 4 to 1 reverse stock split effective December 27, 2021. Prior year net asset values and per share amounts have been restated to reflect the impact of the reverse stock split (see Note 7 in the Notes to Financial Statements). The net asset value reported at the original dates prior to the reverse stock split were $8.86, $8.43, $9.72, $14.77 and $15.19 for the years ended September 30, 2021, 2020, 2019, 2018 and 2017, respectively.

(b)	Calculated based on average shares outstanding during the period.
(c)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(d)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(e)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(h)	Annualized.

See Notes to Financial Statements.

(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Small Company Fund    25

Financial Highlights  (unaudited) (continued)

Class R Shares
	Six Months
	Ended
	March 31,			Year Ended September 30,

	2022		2021	2020		2019	2018	2017

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$27.07		$19.92	$20.40		$26.10	$25.19	$22.14
Income (loss) from investment operations:
Net investment income (loss)	(0.05	)(b)	(0.14)	(0.08	)(b)	(0.09)	(0.09)	(0.01)
Net realized and unrealized gain (loss) on investment transactions	0.31	(c)	10.77	1.51		(1.90)	3.05	4.25
Total from investment operations	0.26		10.63	1.43		(1.99)	2.96	4.24
Less Dividends and Distributions:
Dividends from net investment income	-		-	-		(0.01)	-	(0.11)
Distributions from net realized gains	(8.18)		(3.48)	(1.91)		(3.70)	(2.05)	(1.08)
Total dividends and distributions	(8.18)		(3.48)	(1.91)		(3.71)	(2.05)	(1.19)
Net asset value, end of period	$19.15		$27.07	$19.92		$20.40	$26.10	$25.19
Total Return(d):	(1.01)%		57.95%	7.12%		(6.07)%	12.54%	19.88%

Ratios/Supplemental Data:
Net assets, end of period (000)	$145,665		$161,790	$135,920		$138,754	$172,033	$180,165
Average net assets (000)	$158,288		$164,085	$133,107		$149,385	$178,093	$173,891
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement	1.34	%(g)	1.33%	1.35%		1.34%	1.33%	1.33%
Expenses before waivers and/or expense reimbursement	1.59	%(g)	1.58%	1.60%		1.59%	1.58%	1.58%
Net investment income (loss)	(0.44	)%(g)	(0.58)%	(0.43)%		(0.46)%	(0.34)%	(0.06)%
Portfolio turnover rate(h)	32%		64%	58%		30%	43%	41%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class Z Shares
	Six Months
	Ended
	March 31,			Year Ended September 30,

	2022		2021	2020	2019	2018	2017

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$31.93		$22.88	$23.05	$28.94	$27.67	$24.21
Income (loss) from investment operations:
Net investment income (loss)	0.01		(0.01)	0.04	- (b)	0.05	0.11
Net realized and unrealized gain (loss) on investment transactions	0.27	(c)	12.54	1.70	(2.06)	3.36	4.64
Total from investment operations	0.28		12.53	1.74	(2.06)	3.41	4.75
Less Dividends and Distributions:
Dividends from net investment income	-		-	-	(0.13)	(0.09)	(0.21)
Distributions from net realized gains	(8.18)		(3.48)	(1.91)	(3.70)	(2.05)	(1.08)
Total dividends and distributions	(8.18)		(3.48)	(1.91)	(3.83)	(2.14)	(1.29)
Net asset value, end of period	$24.03		$31.93	$22.88	$23.05	$28.94	$27.67
Total Return(d):	(0.73)%		58.79%	7.69%	(5.58)%	13.09%	20.38%

Ratios/Supplemental Data:
Net assets, end of period (000)	$487,419		$480,732	$493,395	$775,200	$1,539,410	$1,702,538
Average net assets (000)	$481,636		$527,437	$589,620	$1,156,293	$1,581,249	$1,591,345
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement	0.81	%(g)	0.81%	0.82%	0.82%	0.81%	0.83%
Expenses before waivers and/or expense reimbursement	0.81	%(g)	0.81%	0.82%	0.82%	0.81%	0.83%
Net investment income (loss)	0.09	%(g)	(0.05)%	0.18%	0.02%	0.18%	0.44%
Portfolio turnover rate(h)	32%		64%	58%	30%	43%	41%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Small Company Fund    27

Financial Highlights  (unaudited) (continued)

Class R2 Shares
	Six Months						November 28, 2017(a)
	Ended March 31,		Year Ended September 30,				through September 30,

	2022		2021	2020		2019	2018

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$30.70		$22.18	$22.48		$28.24	$28.00
Income (loss) from investment operations:
Net investment income (loss)	(0.04	)(c)	(0.12)	(0.03	)(c)	(0.06)	0.04
Net realized and unrealized gain (loss) on investment transactions	0.28	(d)	12.12	1.64		(1.97)	2.26
Total from investment operations	0.24		12.00	1.61		(2.03)	2.30
Less Dividends and Distributions:
Dividends from net investment income	-		-	-		(0.03)	(0.01)
Distributions from net realized gains	(8.18)		(3.48)	(1.91)		(3.70)	(2.05)
Total dividends and distributions	(8.18)		(3.48)	(1.91)		(3.73)	(2.06)
Net asset value, end of period	$22.76		$30.70	$22.18		$22.48	$28.24
Total Return(e):	(0.95)%		58.24%	7.28%		(5.65)%	8.89%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,205		$5,582	$6,179		$8,925	$10,262
Average net assets (000)	$5,427		$6,623	$7,364		$8,935	$2,060
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	1.18	%(g)	1.18%	1.18%		1.18%	1.18	%(g)
Expenses before waivers and/or expense reimbursement	1.31	%(g)	1.28%	1.39%		1.42%	2.00	%(g)
Net investment income (loss)	(0.28	)%(g)	(0.42)%	(0.14)%		(0.26)%	0.18	%(g)
Portfolio turnover rate(h)	32%		64%	58%		30%	43%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(d)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class R4 Shares
	Six Months					November 28, 2017(a)
	Ended					through
	March 31,		Year Ended September 30,			September 30,

	2022		2021	2020	2019	2018

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$31.00		$22.32	$22.55	$28.41	$28.00
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)(c)	(0.04)	0.04	(0.01)	0.07
Net realized and unrealized gain (loss) on investment transactions	0.27	(d)	12.20	1.64	(2.05)	2.41
Total from investment operations	0.26		12.16	1.68	(2.06)	2.48
Less Dividends and Distributions:
Dividends from net investment income	-		-	-	(0.10)	(0.02)
Distributions from net realized gains	(8.18)		(3.48)	(1.91)	(3.70)	(2.05)
Total dividends and distributions	(8.18)		(3.48)	(1.91)	(3.80)	(2.07)
Net asset value, end of period	$23.08		$31.00	$22.32	$22.55	$28.41
Total Return(e):	(0.78)%		58.59%	7.58%	(5.71)%	9.57%

Ratios/Supplemental Data:
Net assets, end of period (000)	$860		$680	$1,655	$4,107	$1,495
Average net assets (000)	$705		$1,569	$2,153	$3,334	$453
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.93	%(g)	0.93%	0.93%	0.93%	0.93	%(g)
Expenses before waivers and/or expense reimbursement	1.84	%(g)	1.37%	1.61%	1.49%	5.19	%(g)
Net investment income (loss)	(0.04	)%(g)	(0.16)%	0.19%	(0.05)%	0.30	%(g)
Portfolio turnover rate(h)	32%		64%	58%	30%	43%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(d)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Small Company Fund    29

Financial Highlights  (unaudited) (continued)

Class R6 Shares
	Six Months
	Ended
	March 31,		Year Ended September 30,

	2022		2021	2020	2019	2018	2017

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$31.30		$22.46	$22.64	$28.51	$27.27	$23.87
Income (loss) from investment operations:
Net investment income (loss)	0.03		0.01 (b)	0.05	0.04	0.09	0.14
Net realized and unrealized gain (loss) on investment transactions	0.27	(c)	12.31	1.68	(2.05)	3.33	4.58
Total from investment operations	0.30		12.32	1.73	(2.01)	3.42	4.72
Less Dividends and Distributions:
Dividends from net investment income	-		-	-	(0.16)	(0.13)	(0.24)
Distributions from net realized gains	(8.18)		(3.48)	(1.91)	(3.70)	(2.05)	(1.08)
Total dividends and distributions	(8.18)		(3.48)	(1.91)	(3.86)	(2.18)	(1.32)
Net asset value, end of period	$23.42		$31.30	$22.46	$22.64	$28.51	$27.27
Total Return(d):	(0.71)%		59.03%	7.78%	(5.44)%	13.33%	20.58%

Ratios/Supplemental Data:
Net assets, end of period (000)	$977,641		$914,526	$580,309	$761,160	$1,253,235	$1,000,616
Average net assets (000)	$962,785		$758,747	$613,233	$1,011,193	$1,169,480	$873,691
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement	0.69	%(g)	0.69%	0.70%	0.69%	0.68%	0.68%
Expenses before waivers and/or expense reimbursement	0.69	%(g)	0.69%	0.70%	0.69%	0.68%	0.68%
Net investment income (loss)	0.21	%(g)	0.05%	0.26%	0.18%	0.32%	0.58%
Portfolio turnover rate(h)	32%		64%	58%	30%	43%	41%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Notes to Financial Statements  (unaudited)

1.	Organization

Prudential Jennison Small Company Fund, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation and PGIM Jennison Small Company Fund (the “Fund”) is the sole series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to achieve capital growth.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

PGIM Jennison Small Company Fund    31

Notes to Financial Statements  (unaudited) (continued)

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the

PGIM Jennison Small Company Fund    33

Notes to Financial Statements  (unaudited) (continued)

Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Annually
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PGIM Jennison Small Company Fund    35

Notes to Financial Statements  (unaudited) (continued)

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison” or the “subadviser”). The Manager pays for the services of Jennison.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended March 31, 2022, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.70% to $1 billion of average daily net assets;	0.67%
0.65% over $1 billion of average daily net assets

The Manager has contractually agreed, through January 31, 2023, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	—%
C	—
R	—
Z	—
R2	1.18
R4	0.93
R6	—

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C, Class R and Class R2 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through January 31, 2023 to limit such fees on certain classes based on the average daily net assets. The distribution fees are accrued daily and payable monthly. The Fund’s annual distribution contractual rate and limit where applicable are as follows:

Class	Contractual Rate	Limit
A	0.30%	—%
C	1.00	—
R	0.75	0.50
Z	N/A	N/A
R2	0.25	—
R4	N/A	N/A
R6	N/A	N/A

The Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to pay to Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers, as compensation for services rendered to the shareholders of such Class R2 or Class R4 shares, a shareholder service fee at an annual rate of up to 0.10% of the average daily net assets attributable to Class R2 and Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable.

For the reporting period ended March 31, 2022, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

FESL by Class	Amount
A	$126,772

CDSC by Class	Amount
A	$231
C	298

PGIM Investments, PIMS, PMFS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

PGIM Jennison Small Company Fund    37

Notes to Financial Statements  (unaudited) (continued)

4.	Other Transactions with Affiliates

PMFS serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a fund of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively. Effective January 2022, the Fund changed its overnight cash sweep vehicle from the Core Fund to an unaffiliated money market fund.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended March 31, 2022, no 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended March 31, 2022, were as follows:

Cost of Purchases	Proceeds from Sales
$686,857,119	$685,619,122

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended March 31, 2022, is presented as follows:

Value,			Change in			Shares,
Beginning			Unrealized	Realized	Value,	End
of	Cost of	Proceeds	Gain	Gain	End of	of
Period	Purchases	from Sales	(Loss)	(Loss)	Period	Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)
$ 62,238,738	$207,356,832	$269,595,570	$ —	$ —	$ —	—	$23,954

PGIM Institutional Money Market Fund(1)(b)(wa)
181,856,610	780,474,429	711,160,748	20,873	(60,400)	251,130,764	251,356,985	58,325(2)
$244,095,348	$987,831,261	$980,756,318	$20,873	$(60,400)	$251,130,764		$82,279

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of March 31, 2022 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$2,070,125,302	$536,118,112	$(142,693,024)	$393,425,088

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended September 30, 2021 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically

PGIM Jennison Small Company Fund    39

Notes to Financial Statements  (unaudited) (continued)

convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R, Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

There are 1,250,000,000 shares of common stock authorized, $0.01 par value per share, designated as shares of the Fund. The authorized shares of the Fund are further classified and designated as follows:

Class	Number of Shares
A	200,000,000
B	10,000,000
C	50,000,000
R	175,000,000
Z	365,000,000
T	75,000,000
R2	75,000,000
R4	75,000,000
R6	225,000,000

The Fund currently does not have any Class B or Class T shares outstanding.

As of March 31, 2022, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
A	64,955	0.2%
R	6,824,116	89.7%
Z	340	0.1%
R6	157,775	0.4%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	1	5.9%
Unaffiliated	5	49.8%

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A
Six months ended March 31, 2022:
Shares sold	1,451,668	$33,642,621
Shares issued in reinvestment of dividends and distributions	7,603,486	165,984,105
Shares purchased	(2,505,408)	(58,228,830)
Net increase (decrease) in shares outstanding before conversion	6,549,746	141,397,896
Shares issued upon conversion from other share class(es)	153,048	3,787,587
Shares purchased upon conversion into other share class(es)	(170,827)	(4,454,078)
Net increase (decrease) in shares outstanding	6,531,967	$140,731,405

Year ended September 30, 2021:
Shares sold	2,092,993	$53,524,672
Shares issued in reinvestment of dividends and distributions	3,026,792	67,739,614
Shares purchased	(5,036,551)	(125,810,019)
Net increase (decrease) in shares outstanding before conversion	83,234	(4,545,733)
Shares issued upon conversion from other share class(es)	298,138	7,769,109
Shares purchased upon conversion into other share class(es)	(275,992)	(7,147,037)
Net increase (decrease) in shares outstanding	105,380	$(3,923,661)

Class C(a)
Six months ended March 31, 2022:
Shares sold	52,031	$621,990
Shares issued in reinvestment of dividends and distributions	160,305	4,695,323
Shares purchased	(1,853,328)	(1,581,684)
Net increase (decrease) in shares outstanding before conversion	(1,640,992)	3,735,629
Shares purchased upon conversion into other share class(es)	(104,026)	(1,755,081)
Net increase (decrease) in shares outstanding	(1,745,018)	$1,980,548

Year ended September 30, 2021:
Shares sold	213,268	$1,775,214
Shares issued in reinvestment of dividends and distributions	1,140,786	8,031,134
Shares purchased	(722,144)	(6,080,382)
Net increase (decrease) in shares outstanding before conversion	631,910	3,725,966
Shares purchased upon conversion into other share class(es)	(762,931)	(6,388,733)
Net increase (decrease) in shares outstanding	(131,021)	$(2,662,767)

PGIM Jennison Small Company Fund    41

Notes to Financial Statements  (unaudited) (continued)

Share Class	Shares	Amount

Class R
Six months ended March 31, 2022:
Shares sold	130,745	$3,115,769
Shares issued in reinvestment of dividends and distributions	2,307,961	47,267,045
Shares purchased	(807,644)	(17,675,977)
Net increase (decrease) in shares outstanding	1,631,062	$32,706,837

Year ended September 30, 2021:
Shares sold	288,578	$7,113,337
Shares issued in reinvestment of dividends and distributions	1,078,887	23,109,761
Shares purchased	(2,216,631)	(53,511,627)
Net increase (decrease) in shares outstanding before conversion	(849,166)	(23,288,529)
Shares issued upon conversion from other share class(es)	802	21,531
Net increase (decrease) in shares outstanding	(848,364)	$(23,266,998)

Class Z
Six months ended March 31, 2022:
Shares sold	3,705,471	$96,236,755
Shares issued in reinvestment of dividends and distributions	4,275,526	109,710,003
Shares purchased	(2,831,977)	(77,181,850)
Net increase (decrease) in shares outstanding before conversion	5,149,020	128,764,908
Shares issued upon conversion from other share class(es)	158,269	4,226,962
Shares purchased upon conversion into other share class(es)	(77,486)	(2,325,487)
Net increase (decrease) in shares outstanding	5,229,803	$130,666,383

Year ended September 30, 2021:
Shares sold	4,008,546	$116,990,546
Shares issued in reinvestment of dividends and distributions	2,283,132	57,443,593
Shares purchased	(12,086,099)	(344,721,938)
Net increase (decrease) in shares outstanding before conversion	(5,794,421)	(170,287,799)
Shares issued upon conversion from other share class(es)	286,439	8,631,623
Shares purchased upon conversion into other share class(es)	(999,975)	(31,313,767)
Net increase (decrease) in shares outstanding	(6,507,957)	$(192,969,943)

Share Class	Shares	Amount

Class R2
Six months ended March 31, 2022:
Shares sold	25,991	$633,513
Shares issued in reinvestment of dividends and distributions	57,286	1,393,766
Shares purchased	(36,426)	(1,007,684)
Net increase (decrease) in shares outstanding	46,851	$1,019,595

Year ended September 30, 2021:
Shares sold	54,567	$1,512,963
Shares issued in reinvestment of dividends and distributions	38,711	939,522
Shares purchased	(190,194)	(5,396,372)
Net increase (decrease) in shares outstanding before conversion	(96,916)	(2,943,887)
Shares issued upon conversion from other share class(es)	205	5,736
Net increase (decrease) in shares outstanding	(96,711)	$(2,938,151)

Class R4
Six months ended March 31, 2022:
Shares sold	12,020	$275,080
Shares issued in reinvestment of dividends and distributions	4,717	116,316
Shares purchased	(1,419)	(36,560)
Net increase (decrease) in shares outstanding	15,318	$354,836

Year ended September 30, 2021:
Shares sold	14,706	$402,833
Shares issued in reinvestment of dividends and distributions	9,661	236,207
Shares purchased	(76,556)	(2,279,896)
Net increase (decrease) in shares outstanding	(52,189)	$(1,640,856)

PGIM Jennison Small Company Fund    43

Notes to Financial Statements  (unaudited) (continued)

Share Class	Shares	Amount

Class R6
Six months ended March 31, 2022:
Shares sold	7,772,656	$202,525,689
Shares issued in reinvestment of dividends and distributions	9,487,909	237,292,599
Shares purchased	(4,739,062)	(123,771,184)
Net increase (decrease) in shares outstanding before conversion	12,521,503	316,047,104
Shares issued upon conversion from other share class(es)	54,522	1,672,328
Shares purchased upon conversion into other share class(es)	(52,013)	(1,152,231)
Net increase (decrease) in shares outstanding	12,524,012	$316,567,201

Year ended September 30, 2021:
Shares sold	10,858,603	$311,498,247
Shares issued in reinvestment of dividends and distributions	2,990,456	73,684,836
Shares purchased	(11,397,195)	(315,199,708)
Net increase (decrease) in shares outstanding before conversion	2,451,864	69,983,375
Shares issued upon conversion from other share class(es)	1,023,422	31,297,767
Shares purchased upon conversion into other share class(es)	(92,356)	(2,876,229)
Net increase (decrease) in shares outstanding	3,382,930	$98,404,913

(a)	On December 27, 2021, the Fund declared a 4 to 1 reverse stock split.

On December 27, 2021, the Fund’s Class C shares implemented a four-into-one reverse stock split the net effect of which was to decrease the number of the Fund’s outstanding shares and increase the net asset value per share by a proportionate amount. While the number of the Fund’s outstanding shares decreased, neither the Fund’s holdings nor the total value of shareholders’ investments in the Fund were affected. Immediately after the reverse stock split, each shareholder maintained the same percentage of the Fund’s net assets prior to the reverse stock split. Capital share activity referenced in the Statement of Changes in Net Assets and in Note 7, as well as per share data in the Financial Highlights for Class C shares have been restated to reflect the reverse stock split.

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	10/1/2021 – 9/29/2022
Total Commitment	$ 1,200,000,000

SCA

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended March 31, 2022.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Blend Style Risk: The Fund’s blend investment style may subject the Fund to risks of both value and growth investing. The portion of the Fund’s portfolio that makes investments pursuant to a growth strategy may be subject to above-average fluctuations as a result of seeking higher than average capital growth. The portion of the Fund’s portfolio that makes investments pursuant to a value strategy may be subject to the risk that the market may not recognize a security’s intrinsic value for long periods of time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both styles may over time go in and out of favor with the markets. At times when a style is out of favor, that portion of the portfolio may lag the other portion of the portfolio, which may cause the Fund to underperform the market in general, its benchmark and other mutual funds. Growth and value stocks have historically produced similar long-term results, though each category has periods when it outperforms the other.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or

PGIM Jennison Small Company Fund    45

Notes to Financial Statements  (unaudited) (continued)

stabilize economic growth or the functioning of the securities markets, may at times result in unusually high market volatility, which could negatively impact performance. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table of the Fund’s Prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. They have also had and may continue to result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Small Company Risk: Small company stocks present above-average risks in comparison to larger companies. Small companies usually offer a smaller range of products and services than larger companies. Smaller companies may also have limited financial resources and may lack management expertise. As a result, stocks issued by smaller companies may be comparatively less liquid and fluctuate in value more than the stocks of larger, more established companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

10.	Recent Regulatory Developments

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on

PGIM Jennison Small Company Fund    47

Notes to Financial Statements  (unaudited) (continued)

related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

Liquidity Risk Management Program  (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 1-3, 2022, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2021 through December 31, 2021 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM Jennison Small Company Fund    49

⬛ MAIL 655 Broad Street Newark, NJ 07102	⬛ TELEPHONE (800) 225-1852	⬛ WEBSITE pgim.com/investments

PROXY VOTING

The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS Ellen S. Alberding ● Kevin J. Bannon ● Scott E. Benjamin ● Linda W. Bynoe ● Barry H. Evans ● Keith F. Hartstein ● Laurie Simon Hodrick ● Stuart S. Parker ● Brian K. Reid ● Grace C. Torres

OFFICERS

Stuart S. Parker, President ● Scott E. Benjamin, Vice President ● Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer ●
Claudia DiGiacomo, Chief Legal Officer ● Isabelle Sajous, Chief Compliance Officer ● Jonathan Corbett, Anti-Money Laundering Compliance Officer ●
Andrew R. French, Secretary ● Melissa Gonzalez,Assistant Secretary ● Diana N. Huffman, Assistant Secretary ● Kelly A. Coyne, Assistant Secretary ●
Patrick E. McGuinness, Assistant Secretary ● Debra Rubano, Assistant Secretary ● Lana Lomuti, Assistant Treasurer ● Russ Shupak, Assistant
Treasurer ● Elyse M. McLaughlin, Assistant Treasurer ● Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr &Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Jennison Small Company Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON SMALL COMPANY FUND

SHARE CLASS	A	C	R	Z	R2	R4	R6

NASDAQ	PGOAX	PSCCX	JSCRX	PSCZX	PSCHX	PSCJX	PJSQX

CUSIP	74441N101	74441N309	74441N507	74441N408	74441N861	74441N853	74441N887

MF109E2

Item 2 – Code of Ethics — Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Jennison Small Company Fund, Inc.

By:	/s/ Andrew R. French

Andrew R. French

Secretary

Date:	May 17, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker

Stuart S. Parker

President and Principal Executive Officer

Date:	May 17, 2022

By:	/s/ Christian J. Kelly

Christian J. Kelly

Treasurer and Principal Financial and Accounting Officer

Date:	May 17, 2022